NET LOSS PER SHARE (Details) - Schedule of Dilutive Effect on Earnings Per Share - shares	Dec. 31, 2016	Dec. 31, 2015
Schedule of Dilutive Effect on Earnings Per Share [Abstract]
Stock options	8,818,400	2,509,000
Warrants	9,783,343	2,322,700
Common stock upon conversion of debt		31,661
Stock payable		630,000
	18,601,743	5,493,361